OTHER ASSETS	12 Months Ended
Sep. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets [Text Block]
12.	OTHER ASSETS
  Other assets consist of the following:
	September 30,
	2014	2015
	RMB	RMB

Prepaid lease	2,709	2,796
Deposits for purchase of plant and equipment	1,252	233
Others	48	50

	4,009	3,079